Labor and social obligations (Details Narrative)						12 Months Ended
	Nov. 01, 2021 Number	Jun. 01, 2021 Number	Apr. 26, 2021 Number	Mar. 25, 2021 Number	Jan. 25, 2021 Number	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$)
IfrsStatementLineItems [Line Items]
Compensation of employees						R$ 25,587	R$ 9,514	R$ 6,871
Number of stock option granted | Number	241,000	180,000	139,000	65,000	545,000	1,170,000,000	477,220,000
Share Based Compensation Plans [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expense						R$ 43,377	R$ 32,610	R$ 18,114